Finance income and expense (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Disclosure of finance income

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
	£'000s	£'000s	£'000s
Finance income:
Interest received on cash balances	861	345	86
Foreign exchange gain on translating foreign currency denominated balances	1,922	—	687
Fair value adjustment on derivative financial instruments (note 17)	—	6,650	1,068
Other Income	—	23	—
Total finance income	2,783	7,018	1,841

Disclosure of finance expense

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
	£'000s	£'000s	£'000s
Finance expense:
Fair value adjustment on derivative financial instruments (note 17)	1,219	—	—
Transaction costs allocated to the issue of warrants (note 17)	—	—	586
Foreign exchange loss on translating foreign currency denominated balances	—	2,392	—
Remeasurement of assumed contingent arrangement	—	—	122
Unwinding of discount factor related to the assumed contingent arrangement (note 19)	106	73	86
Total finance expense	1,325	2,465	794